OPTIONS (Details 2)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Expected life	3 years
Dividend yield	0.00%
Minimum [Member]
Statement [Line Items]
Risk-free interest rate	0.33%
Stock price	0.19
Estimated volatility in the market price of the common shares	112.00%
Maximum [Member]
Statement [Line Items]
Risk-free interest rate	1.37%
Stock price	0.405
Estimated volatility in the market price of the common shares	124.00%
Stock price	0.35